Related Party Balances and Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2020
Hanwu Yang [Member]
Relationship to the Company	Shareholder of the Company
Changbin Xia [Member]
Relationship to the Company	Shareholder of the Company
Eternal Horizon International Company Limited [Member]
Relationship to the Company	Shareholder of the Company
Yanping Guo [Member]
Relationship to the Company	Legal representative of Vande
Mishan City Shenmi Dazhong Management Consulting Partnership ("ShenMi DaZhong") [Member]
Relationship to the Company	Shareholder of the Company
Haiyan Qin, Hui Wang and Other 11 Individuals [Member]
Relationship to the Company	Shareholders of ShenMi DaZhong
Shan'xi Nongbei New Agriculture Technology Co.,Ltd and Other 8 Companies [Member]
Relationship to the Company	Associated with shareholders of ShenMi DaZhong